Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details) (USD $)	12 Months Ended			5 Months Ended	24 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 28, 2014	May 31, 2016
Terms of reimbursement of fees and expenses under the management agreement	Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the management agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully for any fixed management fees outstanding for a period of not more than nine months under the management agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Navios Apollon
Lease term in years	2 years
Charter hire daily rate	12,500
Terms of settlement of related party transaction	In February 2012, the Company chartered-in from Navios Partners the Navios Apollon, a 2000-built Ultra-Handymax vessel. The term of this charter was approximately two years at a net daily rate of $12.5 for the first year and $13.5 for the second year, plus 50/50 profit sharing based on actual earnings. In January 2014, the Company extended this charter for approximately six months at a net daily rate of $13.5 plus 50/50 profit sharing based on actual earnings and in October 2014, the Company further extended this charter for approximately one year at a net daily rate of $12.5 plus 50/50 profit sharing based on actual earnings.
Navios Prosperity
Lease term in years	1 year with two six month extension options
Charter hire daily rate	12,000
Terms of settlement of related party transaction	In May 2012, the Company chartered-in from Navios Partners the Navios Prosperity, a 2007-built Panamax vessel. The term of this charter was approximately one year with two six-month extension options granted to the Company at a net daily rate of $12.0 plus profit sharing. In April 2014, the Company extended this charter for approximately one year and the owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. Effective from March 5, 2015, Navios Holdings and Navios Partners entered into a novation agreement with the respective owners of Navios Prosperity whereby the rights to the time charter contracts of the Navios Prosperity were transferred to Navios Holdings.
Navios Libra
Lease term in years	3 years
Charter hire daily rate	12,000
Terms of settlement of related party transaction	In September 2012, the Company chartered-in from Navios Partners the Navios Libra, a 1995-built Panamax vessel. The term of this charter is approximately three years at a net daily rate of $12.0 plus 50/50 profit sharing based on actual earnings.
Navios Felicity
Lease term in years	1 year with two six-month extension options
Charter hire daily rate	12,000
Terms of settlement of related party transaction	In May 2013, the Company chartered-in from Navios Partners the Navios Felicity, a 1997-built Panamax vessel. The term of this charter is approximately one year, at a net daily rate of $12.0 plus profit sharing, with two six-month extension options granted to the Company. The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In February 2014, the Company exercised its first option to extend this charter, and in August 2014, the Company exercised its second option.
Navios Aldebaran
Lease term in years	six months with a six-month extension option
Charter hire daily rate	11,000
Terms of settlement of related party transaction	In May 2013, the Company chartered-in from Navios Partners the Navios Aldebaran, a 2008-built Panamax vessel, at a net daily rate of $11.0 plus profit sharing, for six months with a six-month extension option. In December 2013, the Company exercised its option to extend this charter. The owners will receive 100% of the first $2.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In July 2014, the Company further extended this charter for approximately six to nine months. Effective from February 28, 2015, Navios Holdings and Navios Partners entered into a novation agreement with the respective owners of Navios Aldebaran whereby the rights to the time charter contracts of the Navios Aldebaran were transferred to Navios Holdings.
Navios Hope
Lease term in years	1 year
Charter hire daily rate	10,000
Terms of settlement of related party transaction	In July 2013, the Company chartered-in from Navios Partners the Navios Hope, a 2005-built Panamax vessel. The term of this charter is approximately one year at a net daily rate of $10.0. In December 2013, the Company extended this charter for approximately another six months at a net daily rate of $10.0 plus 50/50 profit sharing based on actual earnings.
Navios Melodia
Charter hire daily rate		15,000
Terms of settlement of related party transaction	In July 2013, the Company chartered-in from Navios Partners the Navios Melodia, a 2010-built Capesize vessel for a net daily rate of $15.0. The contract was completed in October 2013.
Navios Pollux
Lease term in years	3 months
Charter hire daily rate	21,300
Terms of settlement of related party transaction	In July 2013, the Company chartered-in from Navios Partners the Navios Pollux, a 2009-built Capesize vessel, under a voyage charter which was completed in August 2013. In August 2014, the Company chartered-in the Navios Pollux, for approximately three months at a net daily rate of $21.3. The contract was completed in November 2014.
All ships
Voyage expenses	28,162,000	22,386,000	7,484,000
Navios Partners Ultra-Handymax vessel
Daily management fee	4,000	4,700
Navios Partners Panamax vessel
Daily management fee	4,100	4,600
Navios Partners Capesize vessel
Daily management fee	5,100	5,700
Navios Partners container vessel of 6,800 TEU
Daily management fee	6,500
Navios Partners container vessel more than 8,000 TEU
Daily management fee	7,200
Navios Partners container vessel more than 13,000 TEU
Daily management fee	8,500
Navios Partners Ultra-Handymax, Panamax, Capesize and Container Vessel
Annual fee received	50,359,000	36,173,000	31,689,000
Navios Acquisitions MR2 product tanker and chemical tanker vessel
Daily management fee				6,000
Navios Acquisitions LR1 product tanker vessel
Daily management fee				7,000
Fixed drydocking expenses				300,000
Navios Acquisitions MR2 product tanker
Fixed drydocking expenses				300,000
Navios Acquisitions VLCC vessel
Daily management fee				10,000	9,500
Navios Acquisitions MR2, LR1 and VLCC vessel
Annual fee received	95,827,000	71,392,000	47,043,000
Navios Europe
Annual fee received	20,098,000	645,000	0
Management Agreement Term In Years	6 years
Navios Midstream VLCC
Daily management fee	9,500
Annual fee received	1,672,000	$ 0	$ 0
Management Agreement Term In Years	5 years